Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (2.9%)
*	Lumen Technologies Inc.	3,091,809	25,075
*	Madison Square Garden Sports Corp.	58,718	13,389
	Telephone & Data Systems Inc.	321,871	12,962
	TEGNA Inc.	526,759	10,282
*	Cargurus Inc. Class A	278,372	9,821
	Cinemark Holdings Inc.	335,178	9,177
*	IAC Inc.	221,441	7,766
*	Yelp Inc. Class A	196,388	5,678
*	TripAdvisor Inc.	380,738	5,662
	John Wiley & Sons Inc. Class A	134,449	4,888
*	DoubleVerify Holdings Inc.	444,974	4,690
*	Ziff Davis Inc.	134,430	4,412
	Uniti Group Inc.	586,558	3,736
	Cogent Communications Holdings Inc.	155,476	2,966
*	QuinStreet Inc.	186,052	2,597
	Scholastic Corp.	73,716	2,178
*	Cars.com Inc.	187,489	2,175
	Cable One Inc.	15,096	1,769
*	Gogo Inc.	245,000	1,752
	Shutterstock Inc.	78,857	1,642
	Shenandoah Telecommunications Co.	149,124	1,630
*	Angi Inc. Class A	119,851	1,369
*	Thryv Holdings Inc.	133,394	751
			136,367
Consumer Discretionary (13.4%)
	BorgWarner Inc.	708,975	30,528
*	Brinker International Inc.	145,602	22,392
	Installed Building Products Inc.	74,722	20,027
*	Boot Barn Holdings Inc.	100,087	19,399
*	CarMax Inc.	491,525	19,002
*	Etsy Inc.	324,634	17,602
	Meritage Homes Corp.	232,952	17,024
	Group 1 Automotive Inc.	41,534	16,657
*	Champion Homes Inc.	185,100	15,889
*	Caesars Entertainment Inc.	681,210	15,852
*	Cavco Industries Inc.	25,933	15,447
*	Asbury Automotive Group Inc.	64,399	14,977
	Signet Jewelers Ltd.	134,776	13,499
*	Urban Outfitters Inc.	176,150	13,047
*	Frontdoor Inc.	238,553	12,865
	Kontoor Brands Inc.	167,441	12,449
*	Dorman Products Inc.	90,990	12,035
*	M/I Homes Inc.	86,412	11,889
	Patrick Industries Inc.	108,972	11,793
*	Shake Shack Inc. Class A	131,796	11,530
*	Adtalem Global Education Inc.	117,714	10,896
*	Victoria's Secret & Co.	261,442	10,805
	American Eagle Outfitters Inc.	527,616	10,763
	Academy Sports & Outdoors Inc.	217,655	10,502
	Advance Auto Parts Inc.	196,388	10,189
	Steven Madden Ltd.	237,861	9,938
*	Tri Pointe Homes Inc.	286,479	9,775
	Dana Inc.	429,343	9,622
	Red Rock Resorts Inc. Class A	157,598	9,231
	LCI Industries	79,366	9,022
	Kohl's Corp.	366,754	9,019
*	Stride Inc.	140,912	8,952
	Acushnet Holdings Corp.	90,227	7,588
*	Hanesbrands Inc.	1,157,684	7,490
*	National Vision Holdings Inc.	259,143	7,476
*	Sonos Inc.	395,490	7,340
[1]	Cheesecake Factory Inc.	149,963	7,147

		Shares	Market Value ($000)
	Phinia Inc.	127,285	6,885
*	Penn Entertainment Inc.	460,708	6,837
*	Green Brick Partners Inc.	99,974	6,786
	Strategic Education Inc.	77,547	6,050
*	Topgolf Callaway Brands Corp.	458,217	5,902
	Perdoceo Education Corp.	200,157	5,596
	Buckle Inc.	98,756	5,578
	Century Communities Inc.	84,688	5,529
	La-Z-Boy Inc.	134,974	5,253
*	Adient plc	266,405	5,184
*	Sally Beauty Holdings Inc.	324,461	5,146
*	Six Flags Entertainment Corp.	332,052	5,041
	Newell Brands Inc.	1,374,290	5,016
	Leggett & Platt Inc.	443,808	4,553
	Papa John's International Inc.	107,258	4,512
	Wendy's Co.	518,977	4,385
	Wolverine World Wide Inc.	266,440	4,319
	Monarch Casino & Resort Inc.	40,730	3,934
*	XPEL Inc.	82,375	3,829
	Carter's Inc.	119,419	3,811
*	G-III Apparel Group Ltd.	124,823	3,639
*	Gentherm Inc.	100,024	3,568
*	LGI Homes Inc.	66,387	3,453
	Winnebago Industries Inc.	91,758	3,321
*	United Parks & Resorts Inc.	89,941	3,246
	Sonic Automotive Inc. Class A	48,467	3,055
	Upbound Group Inc.	170,385	3,053
*	BJ's Restaurants Inc.	72,324	2,774
	Standard Motor Products Inc.	68,318	2,565
*	American Axle & Manufacturing Holdings Inc.	389,164	2,557
	Matthews International Corp. Class A	100,747	2,472
*	Pursuit Attractions & Hospitality Inc.	70,608	2,424
[1]	Cracker Barrel Old Country Store Inc.	72,719	2,101
*	Sabre Corp.	1,288,985	2,075
*	Fox Factory Holding Corp.	137,110	2,028
	Golden Entertainment Inc.	64,296	1,930
*	Dream Finders Homes Inc. Class A	94,272	1,864
	Monro Inc.	98,305	1,839
	Ethan Allen Interiors Inc.	75,943	1,795
	Bloomin' Brands Inc.	251,871	1,788
	Oxford Industries Inc.	45,954	1,754
*	Mister Car Wash Inc.	321,731	1,718
	Guess? Inc.	100,567	1,716
	Sturm Ruger & Co. Inc.	52,877	1,593
*	Dave & Buster's Entertainment Inc.	87,802	1,536
*	MarineMax Inc.	61,857	1,446
*	Helen of Troy Ltd.	74,673	1,415
	Shoe Carnival Inc.	58,076	959
			647,488
Consumer Staples (2.4%)
	Cal-Maine Foods Inc.	149,290	12,439
	PriceSmart Inc.	82,459	10,151
*	Freshpet Inc.	159,668	9,127
	WD-40 Co.	44,302	8,674
*	United Natural Foods Inc.	198,177	7,394
*	Chefs' Warehouse Inc.	118,702	7,279
*	Simply Good Foods Co.	303,286	5,969
	Andersons Inc.	111,368	5,735
*	Central Garden & Pet Co. Class A	168,371	5,209
	Interparfums Inc.	60,048	4,880
	J & J Snack Foods Corp.	51,072	4,717
	Reynolds Consumer Products Inc.	179,316	4,479
	Universal Corp.	81,610	4,306
	Fresh Del Monte Produce Inc.	108,533	3,922
	Energizer Holdings Inc.	199,138	3,630
*	Grocery Outlet Holding Corp.	321,462	3,578
*	TreeHouse Foods Inc.	145,627	3,479
	Edgewell Personal Care Co.	151,698	2,709
*	National Beverage Corp.	76,511	2,606

		Shares	Market Value ($000)
	Tootsie Roll Industries Inc.	64,227	2,464
	John B Sanfilippo & Son Inc.	30,048	2,182
	MGP Ingredients Inc.	46,176	1,053
*	Central Garden & Pet Co.	26,952	921
			116,903
Energy (4.5%)
	Archrock Inc.	575,815	14,130
	Magnolia Oil & Gas Corp. Class A	606,947	14,045
	Core Natural Resources Inc.	168,574	13,486
	Noble Corp. plc	410,928	12,583
	California Resources Corp.	238,394	11,390
	Peabody Energy Corp.	398,151	10,846
	Cactus Inc. Class A	224,484	9,635
	Liberty Energy Inc. Class A	530,175	9,426
	Helmerich & Payne Inc.	325,524	9,082
	Kodiak Gas Services Inc.	244,188	8,595
*	Tidewater Inc.	150,631	8,137
*	Oceaneering International Inc.	327,905	8,001
*	Par Pacific Holdings Inc.	166,280	7,591
	SM Energy Co.	376,991	7,182
	Northern Oil & Gas Inc.	317,861	7,117
	International Seaways Inc.	132,458	7,016
*	Comstock Resources Inc.	259,446	6,969
	Patterson-UTI Energy Inc.	1,149,391	6,678
	Crescent Energy Co. Class A	609,548	5,748
[1]	Kinetik Holdings Inc. Class A	143,137	4,964
*	Talos Energy Inc.	423,832	4,857
	World Kinect Corp.	182,164	4,223
*	CVR Energy Inc.	98,727	3,409
*	Bristow Group Inc. Class A	82,066	3,078
*	REX American Resources Corp.	92,697	3,058
*	Helix Energy Solutions Group Inc.	447,229	2,979
	Dorian LPG Ltd.	119,826	2,969
*	Innovex International Inc.	126,279	2,781
	Core Laboratories Inc.	153,137	2,312
[1]	Atlas Energy Solutions Inc.	250,703	2,161
*	Vital Energy Inc.	95,598	1,714
	RPC Inc.	290,370	1,545
			217,707
Financials (18.0%)
	Lincoln National Corp.	552,741	22,740
	Jackson Financial Inc. Class A	228,170	22,363
	MarketAxess Holdings Inc.	122,391	20,059
	Piper Sandler Cos.	54,444	18,288
	Ameris Bancorp	210,303	15,933
	Atlantic Union Bankshares Corp.	466,679	15,788
	Radian Group Inc.	443,685	15,773
	Moelis & Co. Class A	242,967	15,591
*	Axos Financial Inc.	184,615	15,172
	StepStone Group Inc. Class A	236,637	14,946
	HA Sustainable Infrastructure Capital Inc.	405,823	13,944
*	StoneX Group Inc.	152,049	13,777
	PJT Partners Inc. Class A	79,590	13,372
	Assured Guaranty Ltd.	146,503	13,264
	United Community Banks Inc.	397,739	12,155
	Independent Bank Corp.	163,447	11,776
	ServisFirst Bancshares Inc.	164,526	11,703
*	Genworth Financial Inc. Class A	1,344,015	11,666
	Renasant Corp.	311,074	11,024
	Cathay General Bancorp	226,212	10,958
*	Palomar Holdings Inc.	87,691	10,892
	Fulton Financial Corp.	596,247	10,822
*	Enova International Inc.	81,882	10,734
	BankUnited Inc.	246,259	10,641
	BGC Group Inc. Class A	1,194,425	10,392
	Bread Financial Holdings Inc.	152,700	10,342
	First Bancorp	521,882	10,318
	WSFS Financial Corp.	183,209	10,225
	Victory Capital Holdings Inc. Class A	161,789	10,175

		Shares	Market Value ($000)
	Blackstone Mortgage Trust Inc. Class A	522,251	10,168
	First Hawaiian Inc.	408,042	10,168
	Community Financial System Inc.	173,027	9,821
*	NMI Holdings Inc. Class A	253,936	9,688
*	Bancorp Inc.	150,790	9,661
	Artisan Partners Asset Management Inc. Class A	230,705	9,570
	Virtu Financial Inc. Class A	260,228	9,306
	Western Union Co.	1,057,428	9,295
	Seacoast Banking Corp. of Florida	284,002	8,963
*	NCR Atleos Corp.	240,850	8,928
	Simmons First National Corp. Class A	473,531	8,784
	Bank of Hawaii Corp.	130,169	8,531
	CVB Financial Corp.	424,019	8,345
	Provident Financial Services Inc.	428,309	8,215
	WaFd Inc.	257,880	8,164
	Mercury General Corp.	87,001	8,102
	Banc of California Inc.	429,055	7,912
	First Financial Bancorp	313,944	7,811
	Trustmark Corp.	197,873	7,697
	FB Financial Corp.	137,687	7,691
	BancFirst Corp.	67,699	7,504
	Walker & Dunlop Inc.	111,484	7,206
	Park National Corp.	46,885	7,199
	Banner Corp.	113,389	7,122
	NBT Bancorp Inc.	171,761	7,121
*	SiriusPoint Ltd.	339,980	7,072
	Stewart Information Services Corp.	91,611	7,020
	Beacon Financial Corp.	272,596	6,976
	First Bancorp (XNGS)	135,924	6,933
*	Customers Bancorp Inc.	96,416	6,643
	ARMOUR Residential REIT Inc.	368,449	6,455
	HCI Group Inc.	35,216	6,260
	Horace Mann Educators Corp.	133,423	6,108
	EVERTEC Inc.	209,777	6,063
	Goosehead Insurance Inc. Class A	83,119	5,947
	OFG Bancorp	145,951	5,799
	City Holding Co.	47,520	5,765
	Northwest Bancshares Inc.	479,543	5,735
	Cohen & Steers Inc.	90,299	5,711
[1]	Arbor Realty Trust Inc.	630,834	5,621
	First Commonwealth Financial Corp.	341,639	5,552
*	Payoneer Global Inc.	956,194	5,527
	Pathward Financial Inc.	75,242	5,410
	Hilltop Holdings Inc.	144,613	4,963
	S&T Bancorp Inc.	125,715	4,963
	Lakeland Financial Corp.	83,704	4,877
	Stellar Bancorp Inc.	151,498	4,789
	National Bank Holdings Corp. Class A	124,772	4,643
	Ellington Financial Inc.	326,655	4,475
	Hope Bancorp Inc.	419,937	4,460
*	Donnelley Financial Solutions Inc.	90,151	4,423
	WisdomTree Inc.	394,300	4,353
	Apollo Commercial Real Estate Finance Inc.	427,623	4,332
*	ProAssurance Corp.	168,493	4,057
*	Triumph Financial Inc.	73,930	4,037
	Westamerica Bancorp	83,481	4,005
*	Encore Capital Group Inc.	75,431	3,914
	Acadian Asset Management Inc.	86,884	3,896
*	Trupanion Inc.	109,954	3,880
	Dime Community Bancshares Inc.	133,773	3,792
	Enact Holdings Inc.	96,690	3,743
	PROG Holdings Inc.	129,660	3,732
	Safety Insurance Group Inc.	48,809	3,710
	PennyMac Mortgage Investment Trust	285,295	3,663
*	EZCORP Inc. Class A	189,761	3,659
	Preferred Bank	37,726	3,562
	Two Harbors Investment Corp.	341,118	3,459
	Virtus Investment Partners Inc.	20,750	3,311
	Employers Holdings Inc.	77,001	3,068
	Tompkins Financial Corp.	41,563	2,872

		Shares	Market Value ($000)
	Franklin BSP Realty Trust Inc.	268,868	2,802
	Navient Corp.	224,681	2,786
	Southside Bancshares Inc.	92,330	2,708
	Hanmi Financial Corp.	97,590	2,695
	Heritage Financial Corp.	110,990	2,657
	Capitol Federal Financial Inc.	399,764	2,642
	Central Pacific Financial Corp.	88,210	2,623
	United Fire Group Inc.	71,561	2,616
	TrustCo Bank Corp.	61,671	2,598
	AMERISAFE Inc.	62,366	2,545
	Redwood Trust Inc.	424,531	2,339
	Adamas Trust Inc.	275,739	2,101
*	PRA Group Inc.	128,190	2,077
	Eagle Bancorp Inc.	90,502	1,717
*	World Acceptance Corp.	10,215	1,580
	KKR Real Estate Finance Trust Inc.	178,264	1,513
	Ready Capital Corp.	503,630	1,274
			866,313
Health Care (12.2%)
*	Corcept Therapeutics Inc.	307,140	24,387
*	Arrowhead Pharmaceuticals Inc.	452,777	23,861
*	PTC Therapeutics Inc.	260,162	22,371
*	Glaukos Corp.	187,813	19,963
*	RadNet Inc.	226,733	18,771
*	Krystal Biotech Inc.	84,360	18,391
*	Protagonist Therapeutics Inc.	191,513	17,236
*	Merit Medical Systems Inc.	193,924	16,792
	Teleflex Inc.	144,689	16,555
*	TransMedics Group Inc.	111,646	16,335
*	ADMA Biologics Inc.	781,515	14,990
*	TG Therapeutics Inc.	444,357	14,779
*	Waystar Holding Corp.	376,637	13,902
*	Alkermes plc	464,617	13,743
*	BrightSpring Health Services Inc.	362,398	13,104
*	Ligand Pharmaceuticals Inc.	64,175	13,039
*	Veracyte Inc.	257,618	12,196
*	ICU Medical Inc.	80,835	11,999
*	Inspire Medical Systems Inc.	88,119	10,963
*	ACADIA Pharmaceuticals Inc.	408,702	10,234
*	Prestige Consumer Healthcare Inc.	161,096	9,593
*	Privia Health Group Inc.	377,613	9,202
*	Catalyst Pharmaceuticals Inc.	376,524	8,814
*	Supernus Pharmaceuticals Inc.	183,518	8,367
*	Integer Holdings Corp.	114,662	8,276
	Concentra Group Holdings Parent Inc.	390,068	8,020
*	CorVel Corp.	102,408	7,494
*	Addus HomeCare Corp.	59,427	7,143
*	Arcus Biosciences Inc.	271,769	7,093
*	Progyny Inc.	261,618	6,899
*	Sarepta Therapeutics Inc.	320,378	6,837
*	Pediatrix Medical Group Inc.	279,954	6,744
*	Vericel Corp.	165,437	6,659
	Organon & Co.	852,412	6,572
*	Artivion Inc.	136,114	6,351
*	QuidelOrtho Corp.	222,628	6,089
*	UFP Technologies Inc.	25,282	5,731
*	Enovis Corp.	187,411	5,673
	LeMaitre Vascular Inc.	68,271	5,663
	Select Medical Holdings Corp.	361,821	5,605
	National HealthCare Corp.	40,656	5,541
*	Omnicell Inc.	150,599	5,498
*	Acadia Healthcare Co. Inc.	302,819	5,209
*	NeoGenomics Inc.	423,555	5,125
*	Collegium Pharmaceutical Inc.	103,286	4,821
*	ANI Pharmaceuticals Inc.	56,659	4,808
*	Azenta Inc.	133,739	4,756
*	Tandem Diabetes Care Inc.	221,541	4,655
*	Harmony Biosciences Holdings Inc.	130,156	4,593
	CONMED Corp.	101,504	4,407

		Shares	Market Value ($000)
*	STAAR Surgical Co.	162,470	4,312
*	Innoviva Inc.	196,306	4,266
*	Neogen Corp.	712,200	4,259
*	Xencor Inc.	233,856	4,050
*	Fortrea Holdings Inc.	297,360	3,780
*	Dynavax Technologies Corp.	326,810	3,716
	US Physical Therapy Inc.	49,848	3,681
*	Certara Inc.	394,777	3,616
*	Pacira BioSciences Inc.	147,242	3,471
*	AdaptHealth Corp. Class A	350,839	3,389
*	BioLife Solutions Inc.	127,174	3,370
*	Amphastar Pharmaceuticals Inc.	117,087	3,243
*	Astrana Health Inc.	140,681	3,241
*	Schrodinger Inc.	183,498	3,222
*	Integra LifeSciences Holdings Corp.	219,206	2,876
	Phibro Animal Health Corp. Class A	66,677	2,792
	Embecta Corp.	191,770	2,446
*	Myriad Genetics Inc.	304,031	2,320
*	AMN Healthcare Services Inc.	125,876	2,096
*	Cytek Biosciences Inc.	357,999	2,023
*	Vir Biotechnology Inc.	308,226	1,979
	HealthStream Inc.	77,727	1,955
*	Avanos Medical Inc.	151,596	1,780
			587,732
Industrials (17.4%)
*	SPX Technologies Inc.	161,803	34,794
*	Dycom Industries Inc.	94,740	34,251
	Armstrong World Industries Inc.	141,724	26,891
	JBT Marel Corp.	170,225	23,922
	Zurn Elkay Water Solutions Corp.	488,529	23,303
	Federal Signal Corp.	199,142	22,702
	Air Lease Corp. Class A	344,185	22,004
	Moog Inc. Class A	93,120	21,388
*	Gates Industrial Corp. plc	843,744	19,204
	ESCO Technologies Inc.	84,596	18,011
	Arcosa Inc.	160,639	17,114
	Granite Construction Inc.	143,402	15,420
	Enpro Inc.	68,961	15,368
*	Everus Construction Group Inc.	167,062	15,363
*	Sunrun Inc.	755,646	15,302
	CSW Industrials Inc.	55,031	14,961
*	Resideo Technologies Inc.	448,231	14,787
*	Amentum Holdings Inc.	502,083	14,375
*	SkyWest Inc.	132,241	13,425
	Mueller Water Products Inc. Class A	511,807	12,406
*	Mercury Systems Inc.	172,667	12,068
	Franklin Electric Co. Inc.	125,269	11,919
	WillScot Holdings Corp.	596,208	11,775
*	MYR Group Inc.	50,822	11,400
*	Verra Mobility Corp. Class A	522,328	11,397
	Matson Inc.	104,084	11,343
	Korn Ferry	171,323	11,268
	Brady Corp. Class A	143,314	11,213
*	Hayward Holdings Inc.	652,699	10,737
	Kadant Inc.	38,560	10,724
*	AAR Corp.	125,817	10,469
	Rush Enterprises Inc. Class A	200,511	10,439
	AZZ Inc.	98,250	10,358
	Powell Industries Inc.	30,818	9,961
	Standex International Corp.	39,506	9,685
	Griffon Corp.	128,005	9,600
	Boise Cascade Co.	122,230	9,319
	Robert Half Inc.	327,323	8,851
*	OPENLANE Inc.	347,890	8,850
	ABM Industries Inc.	203,769	8,762
*	DNOW Inc.	614,489	8,578
*	Upwork Inc.	434,007	8,567
	UniFirst Corp.	49,065	8,466
	Hub Group Inc. Class A	198,511	7,657

		Shares	Market Value ($000)
	Hillenbrand Inc.	231,105	7,358
*	GEO Group Inc.	455,121	7,173
*	RXO Inc.	537,678	7,108
	CSG Systems International Inc.	89,669	7,063
	Trinity Industries Inc.	264,501	7,015
	Kennametal Inc.	248,745	6,885
*	Vicor Corp.	75,065	6,707
	Enerpac Tool Group Corp. Class A	176,432	6,681
*	CoreCivic Inc.	351,013	6,336
	HNI Corp.	150,300	6,240
	Alamo Group Inc.	35,343	5,668
	Worthington Enterprises Inc.	102,917	5,646
	Interface Inc. Class A	191,333	5,340
	Pitney Bowes Inc.	519,201	5,119
	Werner Enterprises Inc.	196,252	5,016
*	Enviri Corp.	264,401	4,849
*	Gibraltar Industries Inc.	96,758	4,834
	ArcBest Corp.	74,522	4,782
	Albany International Corp. Class A	96,719	4,612
*	Masterbrand Inc.	415,550	4,608
	Greenbrier Cos. Inc.	101,288	4,505
*	Healthcare Services Group Inc.	237,415	4,459
	Tennant Co.	60,558	4,429
	ManpowerGroup Inc.	151,847	4,367
*	JetBlue Airways Corp.	954,179	4,361
	Lindsay Corp.	35,611	4,093
	Heidrick & Struggles International Inc.	67,973	4,002
*	Proto Labs Inc.	78,286	3,979
*	DXP Enterprises Inc.	41,669	3,916
	Schneider National Inc. Class B	163,184	3,690
	MillerKnoll Inc.	222,267	3,518
*	Allegiant Travel Co.	44,075	3,350
	Astec Industries Inc.	74,875	3,314
	Deluxe Corp.	146,648	2,980
*	American Woodmark Corp.	47,615	2,625
	Apogee Enterprises Inc.	70,361	2,562
*	Sun Country Airlines Holdings Inc.	174,221	2,387
	Vestis Corp.	368,042	2,385
*	Liquidity Services Inc.	77,593	2,331
*,1	Hertz Global Holdings Inc.	407,232	2,134
	Insteel Industries Inc.	63,592	1,945
	Quanex Building Products Corp.	150,017	1,944
	Marten Transport Ltd.	189,100	1,938
*	Forward Air Corp.	71,419	1,640
	National Presto Industries Inc.	17,280	1,622
*	Titan International Inc.	156,440	1,266
	Heartland Express Inc.	148,918	1,171
			838,350
Information Technology (14.0%)
	InterDigital Inc.	84,524	30,238
*	Sanmina Corp.	174,522	27,254
	Advanced Energy Industries Inc.	123,326	26,045
*	TTM Technologies Inc.	338,382	23,748
*	Qorvo Inc.	276,150	23,719
*	SiTime Corp.	71,537	21,297
*	Semtech Corp.	283,740	21,042
*	Mirion Technologies Inc. Class A	803,065	20,896
	Ralliant Corp.	369,247	18,230
	Badger Meter Inc.	96,528	17,234
*	ACI Worldwide Inc.	337,971	15,837
*	Viasat Inc.	439,725	15,096
*	Itron Inc.	149,741	14,830
*	Q2 Holdings Inc.	204,506	14,751
*	Impinj Inc.	84,794	14,574
*	MARA Holdings Inc.	1,213,261	14,329
*	Box Inc. Class A	474,194	14,008
*	OSI Systems Inc.	51,687	13,999
*,1	Cleanspark Inc.	920,461	13,899
*	FormFactor Inc.	252,550	13,895

		Shares	Market Value ($000)
*	Viavi Solutions Inc.	731,068	13,115
*	Plexus Corp.	88,376	12,633
*	Enphase Energy Inc.	428,172	12,353
*	Calix Inc.	194,551	10,753
*	SPS Commerce Inc.	124,104	10,340
*	Agilysys Inc.	83,059	10,213
	Clear Secure Inc. Class A	283,999	10,082
*	DigitalOcean Holdings Inc.	223,519	9,951
*	BlackLine Inc.	170,160	9,697
*	Insight Enterprises Inc.	103,017	8,918
*	Teradata Corp.	309,275	8,858
*	Axcelis Technologies Inc.	102,837	8,512
*	Alarm.com Holdings Inc.	163,304	8,485
*	DXC Technology Co.	585,728	7,732
	ePlus Inc.	86,276	7,730
	Kulicke & Soffa Industries Inc.	170,652	7,698
*	Extreme Networks Inc.	432,113	7,562
*,1	SolarEdge Technologies Inc.	194,676	7,112
*	Diodes Inc.	151,954	7,022
*	Knowles Corp.	281,571	6,330
*	LiveRamp Holdings Inc.	215,060	6,204
*	NetScout Systems Inc.	223,854	6,017
*	Progress Software Corp.	141,336	5,853
*	ACM Research Inc. Class A	172,628	5,768
*	Veeco Instruments Inc.	197,266	5,766
	Vishay Intertechnology Inc.	404,927	5,535
	Benchmark Electronics Inc.	117,748	5,290
*	Digi International Inc.	121,693	5,090
*	Arlo Technologies Inc.	342,188	4,962
*	Rogers Corp.	55,195	4,626
*	NCR Voyix Corp.	453,046	4,580
*	Photronics Inc.	197,254	4,519
	Adeia Inc.	358,319	4,432
*	MaxLinear Inc. Class A	268,394	4,179
	CTS Corp.	96,644	4,091
	A10 Networks Inc.	236,495	4,072
*	Ultra Clean Holdings Inc.	148,688	3,771
*	Cohu Inc.	153,035	3,722
*	Harmonic Inc.	372,959	3,566
*	Penguin Solutions Inc.	155,759	3,151
*	Sprinklr Inc. Class A	397,394	2,873
*	PDF Solutions Inc.	104,468	2,831
*	ScanSource Inc.	67,938	2,794
	PC Connection Inc.	37,306	2,165
*	Grid Dynamics Holdings Inc.	216,812	1,899
*	Ichor Holdings Ltd.	112,206	1,885
*	N-able Inc.	244,627	1,761
*	CEVA Inc.	78,445	1,694
*	Alpha & Omega Semiconductor Ltd.	81,048	1,644
*	Corsair Gaming Inc.	152,377	994
			675,751
Materials (5.5%)
	Hecla Mining Co.	2,165,449	36,423
	Eastman Chemical Co.	376,054	23,345
	Sealed Air Corp.	481,782	20,693
	Element Solutions Inc.	743,885	19,281
	Balchem Corp.	106,300	16,605
	Celanese Corp.	358,564	14,934
	Sensient Technologies Corp.	139,076	13,558
	Warrior Met Coal Inc.	172,135	13,476
	HB Fuller Co.	176,680	10,297
	Hawkins Inc.	68,334	8,885
	Materion Corp.	67,821	8,287
*	O-I Glass Inc.	504,077	6,795
	Chemours Co.	490,868	6,278
*	Ingevity Corp.	119,551	6,244
	Quaker Chemical Corp.	45,056	6,211
	Innospec Inc.	81,415	6,087
	Minerals Technologies Inc.	102,871	6,033

		Shares	Market Value ($000)
	FMC Corp.	409,698	5,855
*	Alpha Metallurgical Resources Inc.	35,951	5,724
	Sylvamo Corp.	111,193	5,267
*	Century Aluminum Co.	174,422	5,227
	Kaiser Aluminum Corp.	52,533	5,046
	Worthington Steel Inc.	106,713	3,602
	Stepan Co.	70,327	3,188
*	Metallus Inc.	118,144	1,998
	Koppers Holdings Inc.	64,646	1,918
	SunCoke Energy Inc.	278,320	1,815
	AdvanSix Inc.	87,521	1,347
			264,419
Real Estate (7.4%)
	CareTrust REIT Inc.	721,664	27,084
	Terreno Realty Corp.	338,384	21,247
	Essential Properties Realty Trust Inc.	649,172	20,553
	Ryman Hospitality Properties Inc.	206,371	19,694
[1]	Millrose Properties Inc.	505,050	15,384
	Phillips Edison & Co. Inc.	411,449	14,606
	Macerich Co.	827,694	14,369
*	Cushman & Wakefield Ltd.	758,174	12,699
	Tanger Inc.	370,650	12,446
	Outfront Media Inc.	476,395	11,210
	SL Green Realty Corp.	232,570	10,961
	Highwoods Properties Inc.	353,965	9,840
	LXP Industrial Trust	193,724	9,396
[1]	Medical Properties Trust Inc.	1,613,753	9,295
	Acadia Realty Trust	428,952	8,823
	Apple Hospitality REIT Inc.	721,765	8,582
	Four Corners Property Trust Inc.	342,079	8,224
	Urban Edge Properties	411,778	7,914
	St. Joe Co.	130,738	7,887
	Curbline Properties Corp.	316,805	7,584
	Douglas Emmett Inc.	548,009	6,680
	DiamondRock Hospitality Co.	672,163	6,123
	Sunstone Hotel Investors Inc.	623,059	5,832
	LTC Properties Inc.	150,703	5,499
	Global Net Lease Inc.	651,899	5,352
	Elme Communities	289,194	5,020
	Getty Realty Corp.	170,852	4,864
	Innovative Industrial Properties Inc.	90,495	4,475
	Pebblebrook Hotel Trust	388,854	4,410
	Xenia Hotels & Resorts Inc.	314,137	4,392
	Veris Residential Inc.	266,436	4,012
	Kennedy-Wilson Holdings Inc.	393,412	3,828
	Alexander & Baldwin Inc.	238,171	3,723
	JBG SMITH Properties	202,340	3,689
	Centerspace	54,928	3,667
	eXp World Holdings Inc.	293,272	3,329
	Easterly Government Properties Inc. Class A	140,877	3,071
	American Assets Trust Inc.	154,398	3,011
	Marcus & Millichap Inc.	78,945	2,313
	NexPoint Residential Trust Inc.	71,586	2,277
	Safehold Inc.	150,829	2,092
	Whitestone REIT	147,370	1,959
	Brandywine Realty Trust	568,995	1,952
	Summit Hotel Properties Inc.	347,278	1,861
	Armada Hoffler Properties Inc.	262,348	1,724
	Universal Health Realty Income Trust	41,760	1,698
	Saul Centers Inc.	40,935	1,273
	SITE Centers Corp.	170,918	1,258
			357,182
Utilities (2.2%)
	MDU Resources Group Inc.	669,251	14,269
	Otter Tail Corp.	137,215	11,279
	Avista Corp.	265,638	10,992
	Chesapeake Utilities Corp.	77,091	10,720
	Clearway Energy Inc. Class C	272,237	9,969
	MGE Energy Inc.	119,632	9,908

			Shares	Market Value ($000)
		American States Water Co.	126,097	9,302
		California Water Service Group	195,079	8,851
		Northwest Natural Holding Co.	134,268	6,642
		H2O America	107,667	4,999
		Clearway Energy Inc. Class A	113,904	3,896
		Middlesex Water Co.	58,871	3,021
		Unitil Corp.	57,801	2,903
				106,751
Total Common Stocks (Cost $4,051,735)				4,814,963
Rights (0.0%)
*,2		OmniAb Inc. 12.5 Earnout	27,888	—
*,2		OmniAb Inc. 15 Earnout	27,888	—
Total Rights (Cost $—)				—
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $24,885)	4.024%	248,900	24,890
Total Investments (100.4%) (Cost $4,076,620)				4,839,853
Other Assets and Liabilities—Net (-0.4%)				(17,764)
Net Assets (100%)				4,822,089
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,236.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $24,871 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	38	4,760	248

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alkermes plc	8/31/2026	BANA	2,203	(3.880)	42	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,814,963	—	—	4,814,963
Rights	—	—	—	—
Temporary Cash Investments	24,890	—	—	24,890
Total	4,839,853	—	—	4,839,853

Derivative Financial Instruments
Assets
Futures Contracts[1]	248	—	—	248
Swap Contracts	—	42	—	42
Total	248	42	—	290
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.